Fees Summary	Mar. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 981,972,000.00
Previously Paid Amount	0.00
Total Fee Amount	150,339.91
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 150,339.91
Narrative - Max Aggregate Offering Price	$ 981,972,000.00
Final Prospectus	true